Subsequent Events (Details Narrative) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 18, 2026	Dec. 17, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events
Dividends declared per common share		$ 0.25	$ 0.98	$ 0.94
Subsequent Event [Member]
Subsequent Events
Dividends declared per common share	$ 0.25